Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	₩ 168,527	₩ 30,110
Long-term derivative financial assets	152,633	187,484
Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Derivative financial assets	267,151
Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	21,218
Long-term derivative financial assets	32,791
Derivative financial assets		₩ 267,151
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	44,365
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	44,365
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	102,780
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	102,780
Fixed-to-fixed cross currency swap, Dec. 16, 2013 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	82,735
Fixed-to-fixed cross currency swap, Dec. 16, 2013 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Long-term derivative financial assets	82,735
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member] | Cash flow hedge [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	164
Long-term derivative financial assets	37,107
Floating-to-fixed interest rate swap, Dec. 20, 2016 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Short-term derivative financial assets	164
Long-term derivative financial assets	₩ 37,107